INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Property, plant and equipment - gross carrying amounts (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2016
Property, plant and equipment
As of the beginning of period	$ 46,393,761	$ 40,177,146	$ 46,218,875
As of the end of period	46,218,875	43,834,548	40,177,146	$ 46,393,761
Office equipment
Property, plant and equipment
As of the beginning of period	207,388	194,819	220,698
As of the end of period	220,698	213,437	194,819	207,388
Vehicles
Property, plant and equipment
As of the beginning of period	1,992,556	1,099,603	1,849,887
As of the end of period	1,849,887	1,785,701	1,099,603	1,992,556
Computer equipment and software
Property, plant and equipment
As of the beginning of period	380,386	212,236	308,360
As of the end of period	308,360	123,472	212,236	380,386
Fixture and fittings
Property, plant and equipment
As of the beginning of period	4,701,939	3,508,083	4,460,903
As of the end of period	4,460,903	4,737,396	3,508,083	4,701,939
Machinery and equipment
Property, plant and equipment
As of the beginning of period	9,105,953	4,466,293	8,405,441
As of the end of period	8,405,441	6,336,691	4,466,293	9,105,953
Land and buildings
Property, plant and equipment
As of the beginning of period	29,584,854	30,513,273	30,103,117
As of the end of period	30,103,117	29,969,237	30,513,273	29,584,854
Buildings in progress
Property, plant and equipment
As of the beginning of period	420,685	182,839	870,469
As of the end of period	870,469	668,614	182,839	420,685
Gross carrying amount
Property, plant and equipment
As of the beginning of period	47,276,088	44,764,394	48,520,889	493,120
Adjustment of opening net book amount for application of IAS 29		9,204,777
Additions	695,667	2,044,102	2,791,794	608,061
Additions for PPA				48,167,994
Disposals	(423,389)	(338,854)	(171,114)	(49,179)
Foreign currency translation	(2,271,076)	3,441,984	(20,942,036)	(1,943,908)
Revaluation	3,243,599	(2,056,431)	14,564,861
As of the end of period	48,520,889	57,059,972	44,764,394	47,276,088
Gross carrying amount | Office equipment
Property, plant and equipment
As of the beginning of period	235,301	243,948	252,220	5,830
Adjustment of opening net book amount for application of IAS 29		333,904
Additions	32,138	30,621	119,623	4,811
Additions for PPA				234,221
Disposals		(8,493)
Foreign currency translation	(15,219)	29,139	(127,895)	(9,561)
As of the end of period	252,220	629,119	243,948	235,301
Gross carrying amount | Vehicles
Property, plant and equipment
As of the beginning of period	2,136,823	1,660,294	2,223,102	160,895
Adjustment of opening net book amount for application of IAS 29		1,054,631
Additions	441,478	1,093,749	388,856	225,459
Additions for PPA				1,878,400
Disposals	(183,170)	(297,269)	(131,746)	(49,179)
Foreign currency translation	(172,029)	93,132	(819,918)	(78,752)
As of the end of period	2,223,102	3,604,537	1,660,294	2,136,823
Gross carrying amount | Computer equipment and software
Property, plant and equipment
As of the beginning of period	460,518	419,638	426,529	14,283
Adjustment of opening net book amount for application of IAS 29		416,274
Additions	20,637	75,152	189,094	13,945
Additions for PPA				450,785
Transfers			47,744
Disposals	(32,074)	(1,685)	(14,726)
Foreign currency translation	(22,552)	46,278	(229,003)	(18,495)
As of the end of period	426,529	955,657	419,638	460,518
Gross carrying amount | Fixture and fittings
Property, plant and equipment
As of the beginning of period	4,770,076	3,826,665	4,665,074	1,608
Adjustment of opening net book amount for application of IAS 29		1,909,115
Additions		7,518	6,178	118,638
Additions for PPA				4,848,110
Transfers	127,475	213,333	1,646,914
Disposals			(1,632)
Foreign currency translation	(232,477)	481,799	(2,489,869)	(198,280)
As of the end of period	4,665,074	6,438,430	3,826,665	4,770,076
Gross carrying amount | Machinery and equipment
Property, plant and equipment
As of the beginning of period	9,492,852	5,404,029	9,152,269	310,504
Adjustment of opening net book amount for application of IAS 29		3,976,720
Additions	18,513	98,034	197,840	35,170
Additions for PPA				9,533,037
Transfers	73,717	7,863
Disposals	(10,678)	(31,407)	(23,010)
Foreign currency translation	(422,135)	778,262	(3,923,070)	(385,859)
As of the end of period	9,152,269	10,233,501	5,404,029	9,492,852
Gross carrying amount | Land and buildings
Property, plant and equipment
As of the beginning of period	29,759,833	33,026,981	30,931,226
Adjustment of opening net book amount for application of IAS 29		1,438,728
Additions	15,508	125,930	26,017	210,038
Additions for PPA				30,792,604
Transfers	(428,844)		651,662
Disposals	(197,467)
Foreign currency translation	(1,461,403)	1,994,906	(13,146,785)	(1,242,809)
Revaluation	3,243,599	(2,056,431)	14,564,861
As of the end of period	30,931,226	34,530,114	33,026,981	29,759,833
Gross carrying amount | Buildings in progress
Property, plant and equipment
As of the beginning of period	420,685	182,839	870,469
Adjustment of opening net book amount for application of IAS 29		75,405
Additions	167,393	613,098	1,864,186
Additions for PPA				430,837
Transfers	227,652	(221,196)	(2,346,320)
Foreign currency translation	54,739	18,468	(205,496)	(10,152)
As of the end of period	$ 870,469	$ 668,614	$ 182,839	$ 420,685